Document and Entity Information	Nov. 29, 2022
Cover [Abstract]
Entity Registrant Name	Casa Systems Inc
Amendment Flag	false
Entity Central Index Key	0001333835
Document Type	8-K
Document Period End Date	Nov. 29, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-38324
Entity Tax Identification Number	75-3108867
Entity Address, Address Line One	100 Old River Road
Entity Address, City or Town	Andover
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01810
City Area Code	(978)
Local Phone Number	688-6706
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	CASA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false